Expense Example - Innovator U.S. Small Cap Power Buffer ETF - February - Innovator U.S. Small Cap Power Buffer ETF - February	Feb. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252